Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2065 Fund

June 30, 2021

Z65-QTLY-0821
1.9895832.102

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	886	$17,074
Fidelity Series Commodity Strategy Fund (a)	786	4,380
Fidelity Series Large Cap Growth Index Fund (a)	619	10,886
Fidelity Series Large Cap Stock Fund (a)	609	12,051
Fidelity Series Large Cap Value Index Fund (a)	1,487	22,978
Fidelity Series Small Cap Opportunities Fund (a)	315	5,742
Fidelity Series Value Discovery Fund (a)	506	8,509
TOTAL DOMESTIC EQUITY FUNDS
(Cost $63,274)		81,620

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	294	4,115
Fidelity Series Emerging Markets Fund (a)	193	2,354
Fidelity Series Emerging Markets Opportunities Fund (a)	787	21,148
Fidelity Series International Growth Fund (a)	491	9,603
Fidelity Series International Index Fund (a)	327	4,020
Fidelity Series International Small Cap Fund (a)	151	3,366
Fidelity Series International Value Fund (a)	856	9,566
Fidelity Series Overseas Fund (a)	703	9,585
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $50,016)		63,757

Bond Funds - 6.9%
Fidelity Series Corporate Bond Fund (a)	1	16
Fidelity Series Emerging Markets Debt Fund (a)	93	864
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	27	284
Fidelity Series Floating Rate High Income Fund (a)	18	170
Fidelity Series Government Bond Index Fund (a)	2	20
Fidelity Series High Income Fund (a)	104	996
Fidelity Series Inflation-Protected Bond Index Fund (a)	287	3,150
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	2	23
Fidelity Series Investment Grade Securitized Fund (a)	1	15
Fidelity Series Long-Term Treasury Bond Index Fund (a)	568	4,755
Fidelity Series Real Estate Income Fund (a)	51	597
TOTAL BOND FUNDS
(Cost $10,989)		10,924

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.06% (b)	19	19
Fidelity Series Government Money Market Fund 0.08% (a)(c)	229	229
Fidelity Series Short-Term Credit Fund (a)	14	147
Fidelity Series Treasury Bill Index Fund (a)	49	486
TOTAL SHORT-TERM FUNDS
(Cost $879)		881
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $125,158)		157,182
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$157,182

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$19	$--	$--	$--	$--	$19	0.0%
Total	$19	$--	$--	$--	$--	$19

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$14,957	$1,627	$1,177	$--	$42	$1,625	$17,074
Fidelity Series Canada Fund	3,291	538	44	--	1	329	4,115
Fidelity Series Commodity Strategy Fund	3,772	348	259	--	13	506	4,380
Fidelity Series Corporate Bond Fund	14	2	--	--	--	--	16
Fidelity Series Emerging Markets Debt Fund	742	105	3	6	--	20	864
Fidelity Series Emerging Markets Debt Local Currency Fund	247	28	--	--	--	9	284
Fidelity Series Emerging Markets Fund	2,162	273	177	--	(1)	97	2,354
Fidelity Series Emerging Markets Opportunities Fund	19,451	2,176	1,418	--	--	939	21,148
Fidelity Series Floating Rate High Income Fund	146	23	--	2	--	1	170
Fidelity Series Government Bond Index Fund	18	2	--	--	--	--	20
Fidelity Series Government Money Market Fund 0.08%	353	32	156	--	--	--	229
Fidelity Series High Income Fund	860	115	--	11	--	21	996
Fidelity Series Inflation-Protected Bond Index Fund	2,714	373	--	--	--	63	3,150
Fidelity Series International Credit Fund	33	1	--	--	--	--	34
Fidelity Series International Growth Fund	8,062	1,129	331	--	23	720	9,603
Fidelity Series International Index Fund	3,379	512	51	--	1	179	4,020
Fidelity Series International Small Cap Fund	2,919	319	93	--	--	221	3,366
Fidelity Series International Value Fund	8,112	1,427	204	--	5	226	9,566
Fidelity Series Investment Grade Bond Fund	20	3	--	--	--	--	23
Fidelity Series Investment Grade Securitized Fund	13	2	--	--	--	--	15
Fidelity Series Large Cap Growth Index Fund	9,438	973	648	45	20	1,103	10,886
Fidelity Series Large Cap Stock Fund	10,319	1,129	162	--	1	764	12,051
Fidelity Series Large Cap Value Index Fund	19,714	2,324	91	--	1	1,030	22,978
Fidelity Series Long-Term Treasury Bond Index Fund	3,719	817	34	25	(8)	261	4,755
Fidelity Series Overseas Fund	8,107	1,184	369	--	11	652	9,585
Fidelity Series Real Estate Income Fund	517	52	--	1	--	28	597
Fidelity Series Short-Term Credit Fund	174	24	50	1	--	(1)	147
Fidelity Series Small Cap Opportunities Fund	4,996	670	65	--	1	140	5,742
Fidelity Series Treasury Bill Index Fund	560	95	169	--	--	--	486
Fidelity Series Value Discovery Fund	7,283	946	134	--	1	413	8,509
Total	$136,092	$17,249	$5,635	$91	$111	$9,346	$157,163

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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